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The Gabelli Value 25 Fund Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.5%
Aerospace  — 3.8%
161,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 9,043,370
Automotive  — 0.3%
80,000 Iveco Group NV† ...................................... 756,981
Automotive: Parts and Accessories  — 4.9%
65,000 Dana Inc. ................................................. 978,250
30,000 Garrett Motion Inc.† ................................. 229,800
63,000 Genuine Parts Co. ..................................... 10,540,530
11,748,580
Broadcasting  — 8.7%
7,000 Liberty Broadband Corp., Cl. A† ................ 574,840
23,500 Liberty Broadband Corp., Cl. C† ................ 1,919,950
74,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 2,071,260
516,000 Paramount Global, Cl. A ............................ 13,333,440
165,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,831,400
5,000 TEGNA Inc. .............................................. 84,550
20,815,440
Building and Construction  — 0.7%
30,000 Johnson Controls International plc ............ 1,806,600
Cable and Satellite  — 4.9%
18,500 AMC Networks Inc., Cl. A† ........................ 325,230
110,000 Comcast Corp., Cl. A ................................ 4,170,100
186,000 DISH Network Corp., Cl. A† ...................... 1,735,380
24,000 EchoStar Corp., Cl. A† .............................. 438,960
139,000 Liberty Global plc, Cl. A† .......................... 2,710,500
38,000 Liberty Global plc, Cl. C† .......................... 774,440
34,000 Rogers Communications Inc., Cl. B ........... 1,576,240
11,730,850
Computer Software and Services  — 1.0%
11,500 Meta Platforms Inc., Cl. A† ....................... 2,437,310
Consumer Products  — 1.1%
52,000 Edgewell Personal Care Co. ...................... 2,205,840
10,000 Energizer Holdings Inc. ............................. 347,000
2,552,840
Diversified Industrial  — 6.2%
38,000 Ampco-Pittsburgh Corp.† ......................... 93,100
210,000 Bollore SE ................................................ 1,295,869
72,000 Crane Holdings Co. ................................... 8,172,000
23,000 DuPont de Nemours Inc. .......................... 1,650,710
18,500 Honeywell International Inc. ...................... 3,535,720
14,747,399
Electronics  — 8.0%
110,000 Resideo Technologies Inc.† ...................... 2,010,800
188,500 Sony Group Corp., ADR ............................ 17,087,525
19,098,325
Shares
Market
Value
Energy and Utilities  — 5.4%
20,000 Callon Petroleum Co.† .............................. $ 668,800
48,000 Dril-Quip Inc.† .......................................... 1,377,120
75,000 Halliburton Co. ......................................... 2,373,000
147,000 National Fuel Gas Co. ................................ 8,487,780
12,906,700
Entertainment  — 13.9%
44,000 Fox Corp., Cl. A ........................................ 1,498,200
685,000 Grupo Televisa SAB, ADR ......................... 3,623,650
30,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............................ 1,037,400
128,040 Liberty Media Corp.-
Liberty Braves, Cl. C† ............................ 4,313,667
93,052 Madison Square Garden Entertainment
Corp.† .................................................. 5,496,582
54,000 Madison Square Garden Sports Corp. ....... 10,521,900
19,700 The Walt Disney Co.† ............................... 1,972,561
175,000 Vivendi SE ................................................ 1,765,024
199,000 Warner Bros Discovery Inc.† .................... 3,004,900
33,233,884
Environmental Services  — 6.2%
73,000 Republic Services Inc. .............................. 9,871,060
35,000 Waste Connections Inc. ............................ 4,867,450
14,738,510
Equipment and Supplies  — 1.9%
48,500 CIRCOR International Inc.† ....................... 1,509,320
50,000 Flowserve Corp. ....................................... 1,700,000
4,500 Valmont Industries Inc. ............................. 1,436,760
4,646,080
Financial Services  — 12.5%
79,000 American Express Co. ............................... 13,031,050
27,000 Citigroup Inc. ........................................... 1,266,030
30,000 Loews Corp. ............................................. 1,740,600
318,000 Post Holdings Partnering Corp., Cl. A† ...... 3,218,160
195,000 The Bank of New York Mellon Corp. .......... 8,860,800
5,500 The Goldman Sachs Group Inc. ................. 1,799,105
29,915,745
Food and Beverage  — 5.6%
50,000 Diageo plc, ADR ....................................... 9,059,000
64,000 Mondelēz International Inc., Cl. A .............. 4,462,080
13,521,080
Health Care  — 0.8%
27,500 Perrigo Co. plc ......................................... 986,425
8,200 Zimmer Biomet Holdings Inc. ................... 1,059,440
2,045,865
Hotels and Gaming  — 1.7%
44,500 Ryman Hospitality Properties Inc., REIT .... 3,992,985
Machinery  — 2.6%
303,744 CNH Industrial NV .................................... 4,638,171

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery (Continued)
100,000 CNH Industrial NV, Borsa Italiana .............. $ 1,526,976
6,165,147
Metals and Mining  — 5.8%
9,000 Freeport-McMoRan Inc. ............................ 368,190
277,000 Newmont Corp. ........................................ 13,578,540
13,946,730
Real Estate  — 1.4%
50,000 Indus Realty Trust Inc., REIT ..................... 3,314,500
Telecommunication Services  — 0.2%
60,000 Telesat Corp.† .......................................... 516,000
Telecommunications  — 0.6%
130,000 Telephone and Data Systems Inc. .............. 1,366,300
Wireless Communications  — 0.3%
35,000 United States Cellular Corp.† .................... 725,550
TOTAL COMMON STOCKS .................. 235,772,771
CONVERTIBLE PREFERRED STOCKS  — 0.2%
Automotive: Parts and Accessories  — 0.2%
44,366 Garrett Motion Inc., Ser. A,
11.000% .............................................. 394,414
RIGHTS  — 0.0%
Health Care  — 0.0%
2,000 ABIOMED Inc., CVR† ................................ 3,500
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 13,747
Financial Services  — 0.0%
150,000 Post Holdings Partnering Corp., expire
04/12/26† ............................................. 22,500
TOTAL WARRANTS .......................... 36,247
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 3,080,000 U.S. Treasury Bills,
4.535% to 4.884%††,
04/20/23 to 06/29/23 ............................ 3,062,969
TOTAL INVESTMENTS — 100.0%
(Cost $114,767,039) ............................. $ 239,269,901
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust